Trading securities and financial assets measured at fair value through income statement (FVIS) (Tables)	12 Months Ended
Sep. 30, 2025
Trading securities and financial assets measured at fair value through income statement (FVIS)
Schedule of trading securities and financial assets measured at FVIS

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Trading securities
Government and semi-government securities	10,429	24,532	10,429	23,225
Other debt securities	4,124	5,958	4,124	5,089
Other	376	285	376	282
Total trading securities	14,929	30,775	14,929	28,596
Reverse repurchase agreements	28,304	17,990	28,304	17,990
Other financial assets measured at FVIS
Government and semi-government securities	11,681	-	10,250	-
Other debt securities	927	461	143	428
Equity securities	-	2	-	-
Total other financial assets measured at FVIS	12,608	463	10,393	428
Total trading securities and financial assets measured at FVIS	55,841	49,228	53,626	47,014